10-Q Condensed Interim Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Statement of Cash Flows [Abstract]
Exchanged portion of Senior Secured Notes - 2026 for Senior Secured Notes - 2029	[1],[2]	$ 142,202	$ 0

[1]	(1) The remaining outstanding balance of the Senior Secured Notes – 2026* of $142.2 million was exchanged on a non-cash basis for Senior Secured Notes – 2029*.
[2]	*as defined herein